Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2016	May 31, 2015	May 31, 2014
Schedule Of Other Liabilities [Line Items]
Accrued payroll		$ 131,151	$ 103,270
Payable for purchase of property and equipment		11,953	7,433
Amounts reimbursable to employees	[1]	8,294	5,418
Individual taxes withholding		8,186	8,148
Refundable fees received from students	[2]	5,755	10,023
Business taxes payable		5,259	9,701
Value added taxes payable		6,506	1,147
Accrued advertising fees		6,443	8,210
Rent payable		6,285	3,883
Welfare payable		6,004	6,213
Royalty fees payable	[3]	3,637	2,565
Refundable deposit	[4]	3,161	1,956
Accrued professional service fees		2,352	1,683
Other taxes payable		1,240	1,887
Investment payable				$ 4,594
Others	[5]	10,818	5,814
Total		$ 217,044	178,803
ROBOROBO [Member]
Schedule Of Other Liabilities [Line Items]
Investment payable	[6]		$ 1,452

[1]	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.
[2]	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fee received from students which will be paid out on behalf of students; and (2) tuition fees refundable to students for withdrawn classes.
[3]	Royalty fees payable related to payments to content providers for on-line learning programs and those to counterparties for copyright and resource sharing.
[4]	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
[5]	Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.
[6]	The balance as of May 31, 2015 represents a payable for an available-for-sale investment in ROBOROBO, which was fully paid in July 2015.